GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost:	$ 3,051	$ 3,051
Accumulated amortization and impairment charges:	3,051	3,051
Amortized cost
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	865	865
Accumulated amortization and impairment charges:	865	865
License for Service Center [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	2,050	2,050
Accumulated amortization and impairment charges:	2,050	2,050
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	136	136
Accumulated amortization and impairment charges:	$ 136	$ 136